SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EMPLOYEE RETIREMENT SAVINGS PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Benefits payable	$ 0	$ 0
Excess contributions payable	$ 0	$ 2,054
Stable value fund | Initiated by Plan Sponsor
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Redemption notice	12 months